Investment Strategy	Dec. 22, 2025
Defiance Gold Enhanced Options Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the SPDR Gold Shares (“GLD” or the “Underlying ETP”), subject to a limit on potential gains related to increases in the price of GLD’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate options premiums from its options investments when GLD’s share price rises in value, based on the specific put options it sold.

GLD is an exchange-traded product (“ETP”) that generally seeks to replicate the performance of the price of gold bullion. GLD is not subject to the protections of the 1940 Act; however, the Fund and its shareholders are subject to the protections of the 1940 Act.

At least weekly, the Fund uses an at-the-money or in-the-money put option selling strategy to seek to generate options premiums and exposure to the price of the Underlying ETP shares. In addition, the Fund’s in-the-money put options will provide some upside appreciation, also known as “intrinsic value.” However, as a result of its options strategies, the Fund will not directly or fully participate in gains experienced by the Underlying ETP. Please see the prospectus section below entitled “Additional Information about the Fund” for a description of the Fund’s options strategies as well as options terminology.

The Fund’s strategy focuses on making weekly cash distributions by generating options premiums. It does so by regularly selling put options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in more options premiums than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will be successful.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate income for the Fund.

An Investment in the Fund is not an investment in GLD, nor in gold bullion.

●	The Fund’s strategy will cap its potential options gains if GLD shares increase in value.

●	The Fund’s strategy is subject to all potential losses if GLD shares decline, which may not be offset by options premiums received by the Fund.

●	The Fund does not invest directly in GLD shares.

●	The Fund does not invest directly in gold bullion.

●	Fund shareholders are not entitled to any dividends paid by GLD.

Additional information regarding GLD is set forth below.

Although the Fund does not seek to invest directly in the Underlying ETP, due to the non-cash settlement nature of the Fund’s options strategy, the Fund may be required to hold Underlying ETP shares from time to time. In that case, the Fund will generally seek to sell those holdings the same day (to seek to avoid potential adverse tax consequences to the Fund).

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions.

Additional Information

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets and the market value of the options is expected to be between 0% and 10% of the Fund’s net assets. The combination of these investments provides investment exposure to GLD such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

GLD

SPDR Gold Shares (“GLD”) is a grantor trust and its investment objective is to track the performance of the price of gold bullion, less the expenses of GLD’s operations. GLD is a passively-managed fund that primarily invests in gold and may also hold cash or cash equivalents. The investment strategy of GLD involves holding gold bullion, which is stored in secure vaults. GLD is listed on the NYSE Arca stock exchange. GLD’s holdings are predominantly in physical gold bullion, and it may occasionally hold a minimal amount of cash for short-term operational purposes.

Investors can access information about SPDR Gold Shares, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-267520 and 001-32356. This information, derived from GLD’s filings with the SEC, is essential for investors to understand GLD’s operations, investment strategy, and financial prospects. The description of GLD’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by SPDR Gold Shares and does not concern the shares of other securities or ETFs. All disclosures in this document regarding GLD are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries regarding such documents concerning GLD. They do not represent the accuracy or completeness of any publicly available documents or other information regarding GLD. Additionally, the Fund cannot guarantee that all events impacting GLD’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures concerning GLD could affect the value of these securities.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of GLD.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SPDR GOLD TRUST, GLD, WORLD GOLD TRUST SERVICES, LLC, S&P DOW JONES INDICES LLC, OR STATE STREET CORPORATION.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by SPDR Gold Trust, GLD, World Gold Trust Services, LLC, S&P Dow Jones Indices LLC, or State Street Corporation. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares.
Defiance Silver Enhanced Options Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the iShares Silver Trust (“SLV” or the “Underlying ETP”), subject to a limit on potential gains related to increases in the price of SLV’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate options premiums from its options investments when SLV’s share price rises in value, based on the specific put options it sold.

SLV is an exchange-traded product (“ETP”) that generally seeks to replicate the performance of the price of Silver bullion. SLV is not subject to the protections of the 1940 Act; however, the Fund and its shareholders are subject to the protections of the 1940 Act.

At least weekly, the Fund uses an at-the-money or in-the-money put option selling strategy to seek to generate options premiums and exposure to the price of the Underlying ETP shares. In addition, the Fund’s in-the-money put options will provide some upside appreciation, also known as “intrinsic value.” However, as a result of its options strategies, the Fund will not directly or fully participate in gains experienced by the Underlying ETP. Please see the prospectus section below entitled “Additional Information about the Fund” for a description of the Fund’s options strategies as well as options terminology.

The Fund’s strategy focuses on making weekly cash distributions by generating options premiums. It does so by regularly selling put options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in more options premiums than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will be successful.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate income for the Fund.

An Investment in the Fund is not an investment in SLV, nor in Silver bullion.

●	The Fund’s strategy will cap its potential options gains if SLV shares increase in value.
●	The Fund’s strategy is subject to all potential losses if SLV shares decline, which may not be offset by options premiums received by the Fund.
●	The Fund does not invest directly in SLV shares.
●	The Fund does not invest directly in Silver bullion.
●	Fund shareholders are not entitled to any dividends paid by SLV.

Additional information regarding SLV is set forth below.

Although the Fund does not seek to invest directly in the Underlying ETP, due to the non-cash settlement nature of the Fund’s options strategy, the Fund may be required to hold Underlying ETP shares from time to time. In that case, the Fund will generally seek to sell those holdings the same day (to seek to avoid potential adverse tax consequences to the Fund).

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions.

Additional Information

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets and the market value of the options is expected to be between 0% and 10% of the Fund’s net assets. The combination of these investments provides investment exposure to SLV such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

SLV

iShares Silver Trust’s (“SLV”) is a grantor trust and its investment objective is to reflect generally the performance of the price of Silver, before payment of SLV’s expenses and liabilities. SLV is a passively-managed fund that primarily invests in Silver and may also hold cash. The investment strategy of SLV involves holding Silver bullion, which is stored in secure vaults. SLV is listed on the NYSE Arca stock exchange.

SLV’s shares are backed by SLV’s assets. SLV’s arrangements with its custodian contemplate that at the end of each business day there can be in SLV’s account maintained by the custodian no more than 1,100 ounces of silver in an unallocated form. Accordingly, the bulk of SLV’s silver holdings is represented by physical silver, identified on the custodian’s books in allocated and unallocated accounts on behalf of SLV.

Investors can access information about SLV, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using SEC Registration Nos. 333-268747 and 001-32863. This information, derived from SLV’s filings with the SEC, is essential for investors to understand SLV’s operations, investment strategy, and financial prospects. The description of SLV’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by SLV and does not concern the shares of other securities or ETFs. All disclosures in this document regarding SLV are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries relating to such documents concerning SLV. They do not represent the accuracy or completeness of any publicly available documents or other information regarding SLV. Additionally, the Fund cannot guarantee that all events impacting SLV’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures of or failure to disclose material future events concerning SLV could affect the value of these securities.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of SLV.

The Fund, Trust and Adviser, are not affiliated with iShares® Silver Trust (SLV), iShares® Delaware Trust Sponsor LLC, or Blackrock, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by iShares® Silver Trust (SLV), iShares® Delaware Trust Sponsor LLC, or Blackrock, Inc.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares.
Defiance Oil Enhanced Options Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the United States Oil Fund, LP (“USO” or the “Underlying ETP”), subject to a limit on potential gains related to increases in the price of USO’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate options premiums from its options investments when USO’s share price rises in value, based on the specific put options it sold.

USO is an exchange-traded product (“ETP”) that generally seeks to replicate the performance of the price of light, sweet crude oil. USO is not subject to the protections of the 1940 Act; however, the Fund and its shareholders are subject to the protections of the 1940 Act.

At least weekly, the Fund uses an at-the-money or in-the-money put option selling strategy to seek to generate options premiums and exposure to the price of the Underlying ETP shares. In addition, the Fund’s in-the-money put options will provide some upside appreciation, also known as “intrinsic value.” However, as a result of its options strategies, the Fund will not directly or fully participate in gains experienced by the Underlying ETP. Please see the prospectus section below entitled “Additional Information about the Fund” for a description of the Fund’s options strategies as well as options terminology.

The Fund’s strategy focuses on making weekly cash distributions by generating options premiums. It does so by regularly selling put options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in more options premiums than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will be successful.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate income for the Fund.

An Investment in the Fund is not an investment in USO, nor in oil.

●	The Fund’s strategy will cap its potential options gains if USO shares increase in value.
●	The Fund’s strategy is subject to all potential losses if USO shares decline, which may not be offset by options premiums received by the Fund.
●	The Fund does not invest directly in USO shares.
●	The Fund does not invest directly in oil or oil reserves.
●	Fund shareholders are not entitled to any dividends paid by USO.

Additional information regarding USO is set forth below.

Although the Fund does not seek to invest directly in the Underlying ETP, due to the non-cash settlement nature of the Fund’s options strategy, the Fund may be required to hold Underlying ETP shares from time to time. In that case, the Fund will generally seek to sell those holdings the same day (to seek to avoid potential adverse tax consequences to the Fund).

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions.

Additional Information

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets and the market value of the options is expected to be between 0% and 10% of the Fund’s net assets. The combination of these investments provides investment exposure to USO such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

USO

United States Oil Fund, LP’s (“USO”) investment objective is for the daily changes in percentage terms of its per share net asset value (“NAV”) to reflect the daily changes in percentage terms of the spot price of light, sweet crude oil delivered to Cushing, Oklahoma, as measured by the daily changes in the price of a specified short-term futures contract on light, sweet crude oil called the “Benchmark Oil Futures Contract,” plus interest earned on USO’s collateral holdings, less USO’s expenses. USO seeks to achieve its investment objective by investing so that the average daily percentage change in USO’s NAV for any period of 30 successive valuation days will be within plus/minus ten percent (10%) of the average daily percentage change in the price of the Benchmark Oil Futures Contract over the same period. USO is an exchange traded fund organized as a limited partnership that issues shares that trade on the NYSE Arca stock exchange.

Investors can access information about USO, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using SEC Registration Nos. 333-272617 and 001-32834. This information, derived from USO’s filings with the SEC, is essential for investors to understand USO’s operations, investment strategy, and financial prospects. The description of USO’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by USO and does not concern the shares of other securities or ETFs. All disclosures in this document regarding USO are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries relating to such documents concerning USO. They do not represent the accuracy or completeness of any publicly available documents or other information regarding USO. Additionally, the Fund cannot guarantee that all events impacting USO’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures concerning USO could affect the value of these securities.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of USO.

The Fund, Trust and Adviser are not affiliated with United States Oil Fund, LP (USO), or United States Commodity Funds LLC.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by United States Oil Fund, LP (USO), or United States Commodity Funds LLC. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares.
Defiance Treasury Enhanced Options Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the iShares 20+ Year Treasury Bond ETF (“TLT” or the “Underlying ETP”), subject to a limit on potential gains related to increases in the value of TLT’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate options premiums from its options investments when TLT’s share price rises in value, based on the specific put options it sold.

TLT is an ETF that generally seeks to track the performance of U.S. Treasury obligations with a maturity of twenty years or more.

At least weekly, the Fund uses an at-the-money or in-the-money put option selling strategy to seek to generate options premiums and exposure to the price of the Underlying ETP shares. In addition, the Fund’s in-the-money put options will provide some upside appreciation, also known as “intrinsic value.” However, as a result of its options strategies, the Fund will not directly or fully participate in gains experienced by the Underlying ETP. Please see the prospectus section below entitled “Additional Information about the Fund” for a description of the Fund’s options strategies as well as options terminology.

The Fund’s strategy focuses on making weekly cash distributions by generating options premiums. It does so by regularly selling put options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in more options premiums than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will be successful.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate income for the Fund.

An Investment in the Fund is not an investment in TLT, nor primarily in Treasury Bonds.

●	The Fund’s strategy will cap its potential options gains if TLT shares increase in value.
●	The Fund’s strategy is subject to all potential losses if TLT shares decline, which may not be offset by options premiums received by the Fund.
●	The Fund does not invest directly in TLT shares.
●	Fund shareholders are not entitled to any dividends paid by TLT.

Additional information regarding TLT is set forth below.

Although the Fund does not seek to invest directly in the Underlying ETP, due to the non-cash settlement nature of the Fund’s options strategy, the Fund may be required to hold Underlying ETP shares from time to time. In that case, the Fund will generally seek to sell those holdings the same day (to seek to avoid potential adverse tax consequences to the Fund).

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions.

Additional Information

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets and the market value of the options is expected to be between 0% and 10% of the Fund’s net assets. The combination of these investments provides investment exposure to TLT such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

TLT

iShares 20+ Year Treasury Bond ETF’s (“TLT”) investment objective is to seek to track the investment results of a benchmark index, which tracks the performance of U.S. Treasury obligations with a maturity of twenty years or more. As of February 28, 2025, this benchmark comprises 40 different issues.

The TLT benchmark index includes publicly-issued U.S. Treasury securities that have a remaining maturity of at least twenty years and an outstanding face value of $300 million or more, excluding those held by the Federal Reserve System. The securities within this index are all fixed-rate and denominated in U.S. dollars. It excludes inflation-linked securities, Treasury bills, cash management bills, any government agency debt whether backed by a government guarantee or not, and zero-coupon issues that are stripped from bonds with coupons. The index is calculated based on market value weighting, and its components are reviewed and updated on the last business day of each month.

Investors can access information about TLT, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using SEC File Nos. 333-92935 and 811-09729. This information, derived from TLT’s filings with the SEC, is essential for investors to understand TLT’s operations, investment strategy, and financial prospects. The description of TLT’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by TLT and does not concern the shares of other securities or ETFs. All disclosures in this document regarding TLT are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries relating to such documents concerning TLT. They do not represent the accuracy or completeness of any publicly available documents or other information regarding TLT. Additionally, the Fund cannot guarantee that all events impacting TLT’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures concerning TLT could affect the value of these securities.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of TLT.

The Fund, Trust and Adviser are not affiliated with the iShares 20+ Year Treasury Bond ETF (TLT), or BlackRock Fund Advisors.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by the iShares 20+ Year Treasury Bond ETF (TLT), or BlackRock Fund Advisors. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares.
Defiance Large Cap ex-Mag 7 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index aims to provide a comprehensive and balanced representation of the U.S. equity market by including the largest 500 publicly traded equity securities, while specifically excluding the seven largest technology companies commonly referred to as the “Magnificent 7” (“Mag 7”) (as listed below). The Index is owned, calculated, administered, and disseminated by BITA GmbH (“Index Provider”).

The Index

I.	Eligible Universe

The Index is rules-based. Construction of the Index begins with the eligible universe of securities which is determined based on the following criteria:

1.	Exchange Requirement: Only securities listed on the New York Stock Exchange or NASDAQ Stock Market are eligible.
2.	Security Considerations: Only ordinary shares (e.g., common stock) are eligible.

3.	Average Daily Traded Value: Securities with a three-month average daily traded value of less than USD 1,000,000 are excluded.
4.	Size Requirements: Only the 700 largest securities by market capitalization are eligible.

II.	Constituent Selection

All securities in the eligible universe are then ranked by free float market capitalization in descending order. The top 500 securities are selected for possible inclusion in the Index, subject to the observation of entry and exit buffers. The entry and exit buffers are rules that help reduce turnover and maintain stability in the Index. The entry buffer requires a security to meet a more stringent criterion to be added to the Index, while the exit buffer ensures a security is removed only if it falls below a specific threshold. In the case of a tie at the same ranking position, the security with the highest 3-month average daily traded value is ranked higher.

All share classes of a company are included in the Index as long as they qualify for membership on a stand-alone basis. Each share class is considered a separate constituent. This means that if a company has two classes of shares that both qualify, both will be included and considered separately in the index calculations and weightings.

III.	Exclusion

After selecting the constituents, any of the following securities, commonly known as the “Magnificent 7,” will be excluded:

Name	Ticker
Alphabet Inc. “Class A”	GOOGL
Alphabet Inc. “Class C”	GOOG
Amazon.com Inc.	AMZN
Apple Inc.	AAPL
Meta Platforms Inc.	META
Microsoft Corp.	MSFT
Nvidia Corp.	NVDA
Tesla Inc.	TSLA

III.	Weighting

Final constituents are weighted according to their free-float market capitalization.

IV.	Rebalancing

The Index is reconstituted and rebalanced quarterly in March, June, September, and December at the close of business on the 3rd Friday of the rebalancing month after market close, with such rebalancing based on constituent data as of the close of business on the 1st Friday of such month.

The Fund’s Investment Strategy

The Fund invests all, or substantially all, of its assets in the component securities that make up the Index. The Fund’s portfolio is reconstituted and rebalanced in accordance with the Index’s reconstitution and rebalancing schedule.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, is invested in equity securities of large-cap companies. The Fund defines a large-cap company as a company with a market capitalization in excess of $10 billion.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index). The Fund will concentrate its investments (invest more than 25% of its assets) in the securities of a particular industry or group of related industries to the same extent as the Index.

The Fund may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, is invested in equity securities of large-cap companies.
Defiance AI & Power Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is a thematic index tracking the performance of U.S. exchange-listed companies contributing to critical electrical grid, artificial intelligence (“AI”) and data infrastructure through decentralized energy technologies (i.e., energy that is generated close to where it will be used, rather than at an industrial plant, such as solar panels), electrical utilities and related components and construction, data center operations, and AI-related computing hardware (“AI & Power Infrastructure Companies”). The Index is owned and administered by MarketVector Indexes GmbH (“Index Provider”). The Index is calculated and published by Solactive AG (“Calculation Agent”).

The Index

I.	Eligible Universe

The Index’s eligible universe includes companies whose business activity, products, or services includes one or more of the following sub-themes and generates at least 50% of its revenue from one or more of the sub-themes (“Sub-Themes”):

1.	Power Generation and Electric Grid Equipment: includes companies that meet the revenue threshold through:
●	production of equipment used in the generation of electric power including, but not limited to, nuclear reactor technology and decentralized power generators including fuel cells
●	production of industrial battery and related charging equipment, and energy storage solutions
●	production of uranium and other metals or nuclear fuel used in generating nuclear energy
●	production of other products used in electrical grid infrastructure such as electric transmission and distribution equipment, meters and housings
●	production of power supplies, thermal management, and any other power related equipment
2.	Construction and Engineering: includes companies that meet the revenue threshold through:
●	services related to building electric grid and power generation infrastructure
●	services related to building data centers, data and wireless communications, and other technology infrastructure
3.	Electric Utilities and Power Producers: includes companies that meet the revenue threshold through:
●	energy generation from nuclear energy
●	operation as an independent power producer
●	operating and generating revenue in the data center, communications, and technology industries
4.	Data Centers and AI Hardware: includes companies that meet the revenue threshold through:
●	ownership or operation of data centers, excluding those predominantly used for collocation (i.e., data center space 3rd parties rent out to a company for its servers and other computing hardware) or cryptocurrency mining
●	design and sale of AI Hardware (i.e., the general purpose and specialized computer parts and components, such as semiconductor chips, used to facilitate artificial intelligence tasks)

II.	Constituent Selection

Securities in the Index’s eligible universe are then screened against size and liquidity requirements, including a minimum free-float (i.e., shares that are available to the public), minimum market capitalization, and minimum trading volume. All securities meeting this criteria are included in the Index. In the event there are less than 25 constituents that meet this criteria, the Index will select additional securities with the next highest rankings, although they do not meet this criteria, to achieve a portfolio size of 25 constituents.

The Index includes one share class per company in the investable universe. If more than one share class fulfills the minimum market capitalization and liquidity rules, only the class with the largest share free-float market capitalization qualifies for the Index. In exceptional cases (e.g. significantly higher liquidity in a different share class), the Index Provider can choose to select a different share class.

III.	Exclusion

The Index will primarily consist of common stocks. The Index will exclude limited partnerships as an investment type even if they meet the Index’s other criteria.

IV.	Weighting

The Index allocates approximately to the Sub-Themes (listed above) as follows:

●	50% of its weight to Sub-Theme 1
●	15% of its weight to Sub-Theme 2
●	15% of its weight to Sub-Theme 3
●	20% of its weight to Sub-Theme 4

Within each Sub-Theme, individual securities are weighted based on their free-float adjusted market capitalization relative to other components in the same Sub-Theme, subject to a maximum limit on individual holdings. As of December 5, 2025, the  Index was comprised of 54 constituents with a market capitalization of range between $151 million and $4.4 trillion.

To the extent the Index is concentrated in a particular sector or industry, the Fund is expected to be concentrated in that same sector or industry. As of  December 5, 2025, issuers in the Industrials sector and Electrical Equipment industry represented significant portions of the Index. The Fund is classified as “non-diversified” under the 1940 Act.

V.	Rebalancing

Components of the Index are reconstituted and rebalanced on a quarterly basis in March, June, September, and December.

The Fund’s Investment Strategy

The Fund will invest all, or substantially all, of its assets in the component securities that make up the Index.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of AI & Power Infrastructure Companies. For the purposes of this requirement, the Fund defines an AI & Power Infrastructure Company as a company that generates at least 50% of its revenue from one or more of the Sub-Themes.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

The Fund may have exposure to companies of all market capitalizations including small and micro-capitalization companies.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of AI & Power Infrastructure Companies.
Defiance Nasdaq 100 Income Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks to generate current income. The Fund’s strategy involves holding shares of unaffiliated passively managed ETFs that seek to track the performance of the Index (“Index ETFs”) and selling daily credit call spreads on the Index. The Fund may also gain synthetic exposure to the Index by using call options that reference the Index or Index ETFs.

Each day, the Fund will sell Index call spreads, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. In doing so, it will focus on options with near-term expiration. If the Index’s value rises above the upper strike price (the call spreads cap), the Fund will profit from further upside appreciation in the value of the Index.

Annual Distribution Target

The Fund’s options strategies are designed to seek net premiums of approximately 1.7% per month. The Fund has also established a target annual cash distribution level of approximately 20% of its net asset value (the “Annual 20% Target”). This target reflects the Adviser’s expectations based on the options premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1.7%, which, when annualized, correspond to the Annual 20% Target. The Annual 20% Target is not a guarantee, nor does it represent a 20% yield or a 20% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

The Fund aims for consistent distribution levels, primarily relying on the options premiums generated from selling the call spreads. If the anticipated daily options premiums from these activities surpasses a set threshold, the Adviser may adjust the Fund’s strategy to seek achieve the Annual 20% Target.

To the extent the Fund’s returns fall short of the Annual 20% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional Fund Attributes

This strategy seeks to offer an “enhanced” yield compared to traditional option-based strategies by focusing on short-term options, which typically yield higher premiums than equivalent longer-term options.

In addition to options trading, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the options strategy and contributing to the Fund’s income generation.

Dividends paid by the Fund’s Index ETF holdings will contribute to the Fund’s income generation.

The Fund’s options contracts will:

●	Generate options premiums.
●	Limit the Fund’s indirect participation in gains, if any, of the Index’s value.

The Fund’s approach to Index option contracts entails selling daily Index credit call spreads. The Fund seeks to earn net options premiums, with an opportunity to gain from the time decay of options.

The Fund intends to invest in cash-settled options, which means the holder of the option doesn’t receive securities when the option is exercised or expires. Instead, any payments are made in cash. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s principal holdings, including its options holdings.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund.

The Fund’s strategy is subject to all potential losses if the Index loses value, which may not be offset by options premiums received by the Fund.

Additional information regarding the Index is also set forth below.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The Nasdaq 100 Index is a benchmark index that includes 100 of the largest non-financial companies listed on the Nasdaq Stock Market, based on market capitalization. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars.

The Index includes companies from various industries but is heavily weighted towards the technology sector. This reflects the Nasdaq’s historic strength as a listing venue for tech companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.

In terms of volatility, like all stock indices, the Index experiences daily price movements and can be significantly volatile at times. This is often driven by macroeconomic factors, market sentiment, and financial results or news from its large constituents. Historical periods of significant volatility include the dot-com bubble burst around 2000 and the global financial crisis of 2007-2008, among other events. However, the specific degree of volatility can vary and is subject to change based on market conditions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index.
Defiance S&P 500 Income Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks to generate current income. The Fund’s strategy involves holding shares of unaffiliated passively managed ETFs that seek to track the performance of the Index (“Index ETFs”) and selling daily credit call spreads on the Index. The Fund may also gain synthetic exposure to the Index by using call options that reference the Index or Index ETFs.

Each day, the Fund will sell Index call spreads, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. In doing so, it will focus on options with near-term expiration. If the Index’s value rises above the upper strike price (the call spreads cap), the Fund will profit from further upside appreciation in the value of the Index.

Annual Distribution Target

The Fund’s options strategies are designed to seek net premiums of approximately 1.7% per month. The Fund has also established a target annual cash distribution level of approximately 20% of its net asset value (the “Annual 20% Target”). This target reflects the Adviser’s expectations based on the options premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1.7%, which, when annualized, correspond to the Annual 20% Target. The Annual 20% Target is not a guarantee, nor does it represent a 20% yield or a 20% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

The Fund aims for consistent distribution levels, primarily relying on the options premiums generated from selling the call spreads. If the anticipated daily options premiums from these activities surpasses a set threshold, the Adviser may adjust the Fund’s strategy to seek achieve the Annual 20% Target.

To the extent the Fund’s returns fall short of the Annual 20% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional Fund Attributes

This strategy seeks to offer an “enhanced” yield compared to traditional option-based strategies by focusing on short-term options, which typically yield higher premiums than equivalent longer-term options.

In addition to options trading, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the options strategy and contributing to the Fund’s income generation.

Dividends paid by the Fund’s Index ETF holdings will contribute to the Fund’s income generation.

The Fund’s options contracts will:

●	Generate options premiums.
●	Limit the Fund’s indirect participation in gains, if any, of the Index’s value.

The Fund’s approach to Index option contracts entails selling daily Index credit call spreads. The Fund seeks to earn net options premiums, with an opportunity to gain from the time decay of options.

The Fund intends to invest in cash-settled options, which means the holder of the option doesn’t receive securities when the option is exercised or expires. Instead, any payments are made in cash. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s principal holdings, including its options holdings.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund.

The Fund’s strategy is subject to all potential losses if the Index loses value, which may not be offset by options premiums received by the Fund.

Additional information regarding the Index is also set forth below.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The S&P 500 Index is a widely recognized benchmark index that tracks the performance of 500 of the largest U.S.-based companies listed on the New York Stock Exchange or Nasdaq. These companies represent approximately 80% of the total U.S. equities market by capitalization, making it a large-cap index.

The S&P 500 is diversified across all sectors of the economy, including technology, healthcare, consumer discretionary, financials, industrials, and others. This distribution can vary over time as the market value of the sectors change.

Regarding volatility, the S&P 500, like all market indices, has experienced periods of significant daily price movements. Historically notable periods of volatility include the Black Monday crash in 1987, the dot-com bubble burst around 2000, the financial crisis of 2008, and the market reactions to the COVID-19 pandemic in early 2020. However, the specific degree of volatility can vary and is subject to change based on overall market conditions. Despite these periods of volatility, the Index has shown long-term growth over its history.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index.
Defiance R2000 Income Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks to generate current income. The Fund’s strategy involves holding shares of unaffiliated passively managed ETFs that seek to track the performance of the Index (“Index ETFs”) and selling daily credit call spreads on the Index. The Fund may also gain synthetic exposure to the Index by using call options that reference the Index or Index ETFs.

Each day, the Fund will sell Index call spreads, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. In doing so, it will focus on options with near-term expiration. If the Index’s value rises above the upper strike price (the call spreads cap), the Fund will profit from further upside appreciation in the value of the Index.

Annual Distribution Target

The Fund’s options strategies are designed to seek net premiums of approximately 1.7% per month. The Fund has also established a target annual cash distribution level of approximately 20% of its net asset value (the “Annual 20% Target”). This target reflects the Adviser’s expectations based on the options premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 1.7%, which, when annualized, correspond to the Annual 20% Target. The Annual 20% Target is not a guarantee, nor does it represent a 20% yield or a 20% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

The Fund aims for consistent distribution levels, primarily relying on the options premiums generated from selling the call spreads. If the anticipated daily options premiums from these activities surpasses a set threshold, the Adviser may adjust the Fund’s strategy to seek achieve the Annual 20% Target.

To the extent the Fund’s returns fall short of the Annual 20% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional Fund Attributes

This strategy seeks to offer an “enhanced” yield compared to traditional option-based strategies by focusing on short-term options, which typically yield higher premiums than equivalent longer-term options.

In addition to options trading, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the options strategy and contributing to the Fund’s income generation.

Dividends paid by the Fund’s Index ETF holdings will contribute to the Fund’s income generation.

The Fund’s options contracts will:

●	Generate options premiums.
●	Limit the Fund’s indirect participation in gains, if any, of the Index’s value.

The Fund’s approach to Index option contracts entails selling daily Index credit call spreads. The Fund seeks to earn net options premiums, with an opportunity to gain from the time decay of options.

The Fund intends to invest in cash-settled options, which means the holder of the option doesn’t receive securities when the option is exercised or expires. Instead, any payments are made in cash. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s principal holdings, including its options holdings.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund.

The Fund’s strategy is subject to all potential losses if the Index loses value, which may not be offset by options premiums received by the Fund.

Additional information regarding the Index is also set forth below.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The Russell 2000 Index is a widely recognized benchmark index that tracks the performance of approximately 2000 small-cap companies in the United States. These are the smallest companies listed in the Russell 3000 Index, representing about 10% of that index’s total market capitalization.

The Russell 2000 Index is diversified and includes companies from various sectors such as financial services, healthcare, technology, consumer discretionary, industrials, and others. The exact distribution can fluctuate over time due to market conditions.

In terms of volatility, the Index, being a small-cap index, tends to be more volatile than large-cap indices like the S&P 500 or the Nasdaq 100 indices. Small-cap stocks can be more sensitive to changes in the economic climate and can experience larger price swings. Notable periods of volatility have included the dot-com bubble burst in 2000, the financial crisis in 2008, and the market turmoil caused by the COVID-19 pandemic in 2020. However, as with any index, the specific level of volatility can change based on broader market conditions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index.